Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2021
Service providers | Server and bandwidth service provider
Concentrations and Risks
Schedule of concentration risk by risk factor

	For the year ended December 31,
	2019	2020	2021
Total number of telecommunications service providers	79	87	135
Number of service providers provided by 10% or more of the Group’s server and bandwidth service expenditure	2	3	4
Total% of the Group’s server and bandwidth service expenditure provided by 10% or greater service providers	56.3%	62.3%	67.2%

Accounts receivable | Credit risk
Concentrations and Risks
Schedule of concentration risk by risk factor

	December 31,	December 31,
	2020	2021
Distribution channel A	24.5%	20.2%